Simplify Hedged Equity ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 100 .9%
iShares Core S&P 500 ETF(a)(b)
(Cost $ 97,564,497 ) .......................................................... 239,509 $ 98,457,360
Number of
Contracts Notional Amount
Purchased Options – 0 .7%
Puts – Exchange-Traded – 0 .7%
S&P 500 Index , April Strike Price $ 3,720 , Expires 4/21/23 ............... 83 $ 30,876,000 33,615
S&P 500 Index , May Strike Price $ 3,915 , Expires 5/19/23 ............... 81 31,711,500 349,110
S&P 500 Index , June Strike Price $ 3,760 , Expires 6/16/23 ............... 81 30,456,000 331,695
714,420
Total Purchased Options (Cost $ 2,001,870 ) ......................................................... 714,420
Shares
Money Market Funds – 0.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(c)
(Cost $ 179,520 ) ............................................................. 179,520 179,520
Total Investments – 101.8%
(Cost $ 99,745,887 ) .......................................................................... $ 99,351,300
Liabilities in Excess of Other Assets – ( 1 .8 ) % ....................................................... (1,794,539)
Net Assets – 100.0% .......................................................................... $ 97,556,761
Number of
Contracts Notional Amount
Written Options – (1.8)%
Calls – Exchange-Traded – (1.7)%
S&P 500 Index , April Strike Price $ 4,120 , Expires 4/21/23 ............... (83) $ (34,196,000) $ (500,905)
S&P 500 Index , May Strike Price $ 4,300 , Expires 5/19/23 ............... (81) (34,830,000) (230,850)
S&P 500 Index , June Strike Price $ 4,170 , Expires 6/16/23 ............... (81) (33,777,000) (915,300)
(1,647,055)
Puts – Exchange-Traded – (0.1)%
S&P 500 Index , April Strike Price $ 3,125 , Expires 4/21/23 ............... (83) (25,937,500) (3,735)
S&P 500 Index , May Strike Price $ 3,290 , Expires 5/19/23 ............... (81) (26,649,000) (34,425)
S&P 500 Index , June Strike Price $ 3,150 , Expires 6/16/23 ............... (81) (25,515,000) (60,750)
(98,910)
Total Written Options (Premiums Received $ 1,971,465 ) ............................................... $ (1,745,965)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $34,941,800 have been pledged as collateral for options as of March 31, 2023.
(c) Rate shown reflects the 7-day yield as of March 31, 2023.

Simplify Hedged Equity ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 100 .9%
Purchased Options ............................................................................... 0 .7%
Money Market Funds ............................................................................. 0 .2%
Total Investments ................................................................................ 101 .8%
Liabilities in Excess of Other Assets .................................................................. ( 1 .8 ) %
Net Assets ..................................................................................... 100 .0%